Other (Expenses) Income	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other (Expenses) Income
Other (Expense) Income

	Year Ended December 31,
	2016 $	2015 $	2014 $
Income tax expense	(7,511)	(3,406)	(1,977)
Gain on initial recognition of stock purchase warrant	—	—	3,420
Foreign exchange gain	1,413	613	(292)
Other income	120	50	167
Total	(5,978)	(2,743)	1,318